Distributions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distributions
Required minimum percentage distribution of taxable income to company's stockholders to qualify as a REIT	90.00%
Taxable income	$ 29,570	$ 32,544
Distributions
Distributions declared to stockholders			53,875
Common Stock
Distributions
Distributions declared to stockholders	50,589	49,008
Distributions declared to stockholders (in dollars per share)	$ 0.57	$ 0.57
Taxability of distributions on a per share basis, paid
Ordinary income (in dollars per share)	$ 0.332	$ 0.391
Non-taxable return of capital (in dollars per share)	$ 0.238	$ 0.179
Qualified Dividends (in dollars per share)	$ 0.016	$ 0.008
Preferred Stock
Distributions
Distributions declared to stockholders	$ 948
Taxability of distributions on a per share basis, paid
Ordinary income (in dollars per share)	$ 0.389
Qualified Dividends (in dollars per share)	$ 0.019
Dividend declared on preferred shares (in dollars per share)	$ 0.38